Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (246,487)	$ (2,146,318)	$ 47,312
Other comprehensive income (loss), net of income taxes:
Change in fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, net of tax effect of $— , $— and $—	0	83,579	(10,966)
Release to Reorganization items, net of accumulated fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, net of tax effect of $—, $— and $—	0	(72,613)	0
Total other comprehensive income (loss), net of income taxes	0	10,966	(10,966)
Comprehensive (loss) income	$ (246,487)	$ (2,135,352)	$ 36,346